Fair Value Measurements - Reconciliation of unobservable inputs (Level 3) (Details) - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in Level 3 liabilities measured at fair value
Fair value at the beginning of the year	$ 0	$ 3,649
Issuance of 2018 Convertible Promissory Notes	0		$ 3,604
Change in fair value	21,688	(3,649)	45
Fair value at the end of the year	$ 0	$ 0	$ 3,649